Stock Compensation Plans - SSAR's and Stock Option Outstanding (Detail) - SSAR's and Stock Options [Member] - Over $115 [Member] $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price Range, upper limit	$ 115
Number Outstanding (in shares) | shares	15
Weighted Average Remaining Contractual Life (in years)	5 years 8 months 4 days
Weighted Average Exercise Price (in dollars per share)	$ 138.73
Aggregate Intrinsic Value | $	$ 0